OPERATING LEASE RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING LEASE RIGHT-OF-USE ASSETS.
Schedule of operating lease right-of-use assets

	December 31,
	2024	2023
Facilities	2,334	1,534
Equipment	10	30
Furniture, fixture, and fittings and other	209	157
Total net operating lease right of use	2,554	1,722